ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

6. ACCOUNTS RECEIVABLE

        Accounts receivable, net consists of:

	As of December 31,
	2012	2013
Billed receivable	$106,882	$98,421
Unbilled receivable	140,197	161,675

	247,079	260,096
Less: Allowance for doubtful accounts	16,386	13,646

	$230,693	$246,450

        Revenue in excess of billings is recorded as unbilled receivable and included in accounts receivable. These amounts become billable according to the contract terms.

        Movement of the allowance for doubtful accounts is as follows:

	As of December 31,
	2011	2012	2013
Balance at the beginning of the year	$3,698	$4,002	$16,386
Balance brought forward from VanceInfo	—	10,197	—
Allowance for doubtful accounts	477	5,153	343
Write-off	(388)	(2,751)	(2,978)
Foreign currency translation adjustments	215	(215)	(105)

Balance at the end of the year	$4,002	$16,386	$13,646